Nature of Operations and Organization (Details)	3 Months Ended				6 Months Ended		12 Months Ended
	Jun. 30, 2024 USD ($)	Mar. 31, 2024 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Jun. 30, 2024 USD ($) MWh	Jun. 30, 2023 USD ($)	Dec. 31, 2023 USD ($) MWh	Dec. 31, 2022 USD ($)
Nature of Operations and Organization
Maximum electricity on recycled nuclear fuel | MWh					15
Maximum electricity on recycled fresh fuel | MWh					50
Maximum electricity on recycled nuclear fuel and fresh fuel cab be produced | MWh							15
History of effective waste recycling capabilities by experimental breeder reactor-ii					30 years		30 years
Cash, cash equivalents and marketable securities	$ 294,571,209				$ 294,571,209
Net loss	(29,345,984)	$ (24,022,085)	$ (4,474,829)	$ (4,708,973)	(53,368,069)	$ (9,183,802)	$ (32,172,657)	$ (10,023,891)
Loss from operations	(17,770,978)		$ (3,352,966)		(25,141,366)	(6,689,264)	(18,636,017)	(10,024,811)
Net cash used in operating activities					17,040,149	$ 6,820,207	15,997,695	9,992,525
Accumulated deficit	$ (114,861,513)				$ (114,861,513)		$ (61,493,444)	$ (29,320,787)
Substantial Doubt about Going Concern, Beyond One Year [true false]							true